RELATED PARTY TRANSACTIONS (Details) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 27, 2022 $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USN ($)	Dec. 31, 2020 USN ($)
Related Party Transaction [Line Items]
Notes Payable								$ 47,500	$ 20,000
Accounts payable and accrued expenses [Member]
Related Party Transaction [Line Items]
Related party payable		$ 18		$ 18		$ 18	$ 0
Selling, general and administrative
Related Party Transaction [Line Items]
Related party expenses		$ 29	$ 18	$ 47	$ 25	65	$ 7
Owner | Securities Exchange
Related Party Transaction [Line Items]
Reimbursement expenses incurred						66
Related party payable						0
Family member of a Director | Consulting services
Related Party Transaction [Line Items]
Reimbursement expenses incurred						35
Related party payable						$ 0
Octopus Share Purchase [Member]
Related Party Transaction [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares	1,000,000
Sale of Stock, Price Per Share | $ / shares	$ 2.00